Intangible assets	3 Months Ended	12 Months Ended
	Mar. 31, 2013	Dec. 31, 2012
Intangible Assets Disclosure [Text Block]
6.            Intangible assets

Intangible assets consist of the following:

	March 31, 2013	December 31, 2012

Patents, at cost	$3,502,135	$3,502,135
Less accumulated amortization	(2,351,799)	(2,275,110)
Net intangible assets	$1,150,336	$1,227,025

The aggregate amortization charged to operations was $76,689 and $76,689 for the three months ended March 31, 2013 and 2012, respectively.

(5)           Intangible assets

Intangible assets consist of the following at December 31, 2012 and 2011:

	2012	2011

Patents, at cost	$3,502,135	$3,502,135
Less accumulated amortization	(2,275,110)	(1,968,353)
Net intangible assets	$1,227,025	$1,533,782

The amortization expense charged to operations was $306,757 and $306,756 for the years ended December 31, 2012 and 2011, respectively.  The amortization policies followed by the Company are described in Note (2).

Amortization expense for the future years is summarized as follows:

Years ending December 31,	Amount

2013	$306,756
2014	306,756
2015	306,756
2016	306,757
Total	$1,227,025

The weighted average amortization period for intangible assets is as follows:

	Amount	Weighted Average Period (Years)

Patents	$3,502,135	11.4